Long-Term Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Summary of Debt

The Company’s debt at September 30, 2013 consisted of the following (in thousands):

	Outstanding	Unamortized	Net Carrying
	Principal	Premium	Amount
6.375% Senior Secured Notes due 2019	$925,000	$—	$925,000
8.75% Senior Notes due 2020	580,000	3,385	583,385

Total Notes payable	$1,505,000	$3,385	$1,508,385

The Company’s debt at December 31, 2012 consisted of the following (in thousands):

	Outstanding	Unamortized	Net Carrying
	Principal	Premium	Amount
Revolving credit facility	$28,000	$—	$28,000
6.375% Senior Secured Notes due 2019	925,000	—	925,000
8.75% Senior Notes due 2020	380,000	—	380,000

Total Notes payable	$1,333,000	$—	$1,333,000

The Company’s debt at December 31, 2012 and 2011 consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2012	December 31, 2011
Revolving credit facility	$28,000	$—
6.375% Senior Secured Notes due 2019	925,000	—
8.75% Senior Notes due 2020	380,000	—
Dual draw term loan due 2013	—	355,000
Term loan due 2013	—	250,000
Revolving line of credit	—	18,741

Total debt	1,333,000	623,741
Less: Current portion of long-term debt	—	18,741

Total Long-term debt	$1,333,000	$605,000

Scheduled of Maturities of Long-Term Debt	The scheduled maturities of long-term debt at September 30, 2013 are as follows (in thousands):

2018 and thereafter	1,505,000
The scheduled maturities of long-term debt at December 31, 2012 are as follows (in thousands):

2013	$—
2014	—
2015	—
2016	—
2017	28,000
2018 and thereafter	1,305,000

Total	$1,333,000